SEGMENT AND GEOGRAPHIC INFORMATION - Revenue from customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEGMENT AND GEOGRAPHIC INFORMATION
Operating segment | segment	1
Total net revenue	$ 647,040	$ 508,685	$ 324,520
North America
SEGMENT AND GEOGRAPHIC INFORMATION
Total net revenue	546,790	414,105	241,123
Others
SEGMENT AND GEOGRAPHIC INFORMATION
Total net revenue	$ 100,250	$ 94,580	$ 83,397